Information Regarding Defined Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Japanese plans
Change in benefit obligation
Benefit obligation at beginning of year	¥ 1,594,411	¥ 1,480,387
Service cost	64,549	60,261	57,241
Interest cost	24,518	27,804	30,660
Plan participants' contributions	856	918
Plan amendments	(427)	(3,462)
Net actuarial loss	35,306	90,667
Acquisition and other		(776)
Benefits paid	(61,693)	(61,388)
Benefit obligation at end of year	1,657,520	1,594,411	1,480,387
Change in plan assets
Balance at beginning of year	1,090,258	927,545
Actual return on plan assets	133,964	145,141
Acquisition and other		(264)
Employer contributions	56,386	53,906
Plan participants' contributions	856	918
Benefits paid	(36,998)	(36,988)
Balance at end of year	1,244,466	1,090,258	927,545
Funded status	413,054	504,153
Foreign Plans
Change in benefit obligation
Benefit obligation at beginning of year	633,160	467,000
Service cost	36,908	27,943	21,298
Interest cost	32,153	24,300	21,739
Plan participants' contributions	297	246
Plan amendments	96	(43)
Net actuarial loss	(30,012)	38,986
Acquisition and other	48,388	82,907
Benefits paid	(15,407)	(8,179)
Benefit obligation at end of year	705,583	633,160	467,000
Change in plan assets
Balance at beginning of year	479,239	343,226
Actual return on plan assets	56,300	46,359
Acquisition and other	42,694	60,138
Employer contributions	14,801	35,354
Plan participants' contributions	297	246
Benefits paid	(12,349)	(6,084)
Balance at end of year	580,982	479,239	343,226
Funded status	¥ 124,601	¥ 153,921